Leases (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Future Minimum Lease Payments Required under Finance Leases

As of December 31, 2018, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$67,743	$23,707	$66,548
One to five years	280,126	82,233	254,811
Over five years	577,164	42,371	456,661

Total minimum lease payments	$925,033	$148,311	$778,020

As of December 31, 2017, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$46,274	$16,180	$45,416
One to five years	186,344	54,830	169,383
Over five years	388,005	26,924	310,388

Total minimum lease payments	$620,623	$97,934	$525,187

Schedule of Future Minimum Lease Payments Required under Aircraft and Non-aircraft Operating Leases

As of December 31, 2018, the scheduled future minimum lease payments required under aircraft and non-aircraft operating leases that have initial non-cancellable lease terms in excess of one year are as follows:

	Aircraft	Others
Up to one year	$113,233	$15,222
One to five years	322,283	75,862
More than five years	19,309	18,163

Total minimum lease payments	$454,825	$109,247

Schedule of Future Minimum Lease Receivables under Non-cancellable Leases

As of December 31, 2018, future minimum lease receivables under non-cancellable leases are as follows:

	2018	2017
Up to one year	$3,480	$3,480
One to five years	1,595	5,075

Total minimum lease rental payments	$5,075	$8,555